RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2012
Related Party Transaction [Line Items]
Consulting services received and consulting fees booked	$ 116,728	$ 13,071	$ 255,959	$ 372,687
Leverage Investment LLC [Member]
Related Party Transaction [Line Items]
Monthly payment to related parties	500			500
Rent expenses	1,500
Growers Synergy Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Monthly payment to related parties	20,000			20,000
Consulting services received and consulting fees booked	60,000
Total amounts charged by related parties	60,000
Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)	180,000			180,000
2014	140,000			140,000
Total future minimum payments	$ 320,000			$ 320,000